Total Purchase Price based on Fair Value of Assets and Liabilities Acquired (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	[1]	Dec. 31, 2014
Property Subject to or Available for Operating Lease [Line Items]
Containers, net	$ 3,720,334	$ 3,696,311	[2]
Net investment in direct financing and sales-type leases	$ 237,234	$ 331,792
Container Purchases | Purchaser One
Property Subject to or Available for Operating Lease [Line Items]
Containers, net				$ 45,927
Net investment in direct financing and sales-type leases				2,317
Total purchase price				$ 48,244

[1]	Amounts as of December 31, 2015 have been restated for immaterial corrections of identified errors pertaining to the classification of certain leases (see Note 2 “Immaterial Correction of Errors in Prior Periods”).
[2]	Certain amounts as of December 31, 2015 have been restated for immaterial corrections of identified errors pertaining to the classification of certain leases (see Note 2 "Immaterial Correction of Errors in Prior Periods").